Income and Expenses Items	12 Months Ended
Dec. 31, 2019
Text Block1 [Abstract]
Income and Expenses Items

7.	INCOME AND EXPENSES ITEMS

7(a)Other operating income

	For the year ended December 31,
	2019	2018	2017
	US$’000	US$’000	US$’000
Gain on disposal of property, plant, and equipment	88	93	99
Reversal of allowance for trade receivable	122	—	—
Gain on disposal of assets classified as held for sale	—	—	4,525
Reversal of allowance for foreseeable loss	—	507	—
Other operating income – others	175	205	460
Total other operating income	385	805	5,084

On December 13, 2016, the Company entered into an agreement to sell its buildings and land use rights at its Ningbo Pacific subsidiary. The transaction was completed in March 2017 for a consideration of RMB 60.6 million, or approximately US$8.8 million (including $0.8 million tax related expenses). The Company recognized gain on disposal of assets classified as held for sale amounted $4,525 for the year ended December 31, 2017.

7(b)Other operating expenses

	For the year ended December 31,
	2019	2018	2017
	US$’000	US$’000	US$’000
Allowance for trade receivables for related parties	—	1	27
Allowance for trade receivables	—	570	302
Allowance for other receivable	30	53	—
Allowance for foreseeable loss	193	—	276
Impairment of property, plant, and equipment	546	11	223
Other operating expenses – others	1	810	81
Total other operating expenses	770	1,445	909

For the year ended December 31, 2018, the Company recognized other operating expenses – others, which amounted to $749, due to a write-off of other current assets.

7.	INCOME AND EXPENSES ITEMS (continued)

7(c)Finance costs

	For the year ended December 31,
	2019	2018	2017
	US$’000	US$’000	US$’000
Interest on debts and borrowings	754	1,196	962
Interest on leases liabilities	91	4	4
Total interest expenses	845	1,200	966
Banking charges	167	178	255
Total finance costs	1,012	1,378	1,221

7(d)Finance income

	For the year ended December 31,
	2019	2018	2017
	US$’000	US$’000	US$’000
Interest income	506	482	876
Total finance income	506	482	876

7(e)Other income

	For the year ended December 31,
	2019	2018	2017
	US$’000	US$’000	US$’000
Other income	462	1,712	114
Dividend income	109	105	100
Net gain on financial instruments	146	—	—
Total other income	717	1,817	214

Other Income for the year ended December 31, 2018 includes income from discharge of related party liabilities, which amounted to $1,537. Refer to Note 24(b) for related party transactions.

7(f)Other expenses

	For the year ended December 31,
	2019	2018	2017
	US$’000	US$’000	US$’000
Others	3	9	4
Net loss on financial instruments	—	2	332
Total other expenses	3	11	336

7.	INCOME AND EXPENSES ITEMS (continued)

7(g)Depreciation, amortization and lease expense included in the consolidated income statements

	For the year ended December 31,
	2019	2018	2017
	US$’000	US$’000	US$’000
Included in cost of sales:
Depreciation – tangible assets	4,089	4,162	4,148
Depreciation – right-of-use assets	135	—	—
Amortization – intangible assets	10	9	9
Operating lease expenses	3	16	15
Included in selling expenses:
Depreciation – tangible assets	93	141	132
Depreciation – right-of-use assets	112	—	—
Amortization – intangible assets	1	1	—
Operating lease expenses	1	184	193
Included in general and administrative expenses:
Depreciation – tangible assets	552	598	657
Depreciation – right-of-use assets	260	—	—
Amortization – intangible assets	39	34	40
Amortization – prepaid land lease payment	—	38	35
Depreciation – investment property	33	35	35
Operating lease expenses	170	200	201
	5,498	5,418	5,465

7(h)Employee benefits expenses

	For the year ended December 31,
	2019	2018	2017
	US$’000	US$’000	US$’000
Included in cost of sales:
Wages and salaries	14,429	13,674	13,474
Labor and health insurance costs	126	162	168
Pension costs	994	890	869
Other employment benefits	816	892	817
Included in selling expenses:
Wages and salaries	3,495	3,685	3,641
Labor and health insurance costs	12	14	14
Pension costs	330	324	325
Other employment benefits	50	68	64
Included in general and administrative expenses:
Wages and salaries	8,117	8,818	8,364
Labor and health insurance costs	85	224	219
Pension costs	757	671	656
Director fees	640	1,046	1,119
Other employment benefits	286	325	342
Total employee benefits expenses	30,137	30,793	30,072

The accrued compensation and retirement benefits for expatriates were included in employee benefits expenses and in accruals.